2. Loans	12 Months Ended
Dec. 31, 2012
Notes
2. Loans

2.           LOANS

              The Company’s consumer loans are made to individuals in relatively small amounts for relatively short periods of time.  First and second mortgage loans on real estate are made in larger amounts and for longer periods of time.  The Company also purchases sales finance contracts from various dealers.  All loans and sales contracts are held for investment.

Contractual Maturities of Loans:

              An estimate of contractual maturities stated as a percentage of the loan balances based upon an analysis of the Company's portfolio as of December 31, 2012 is as follows:

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2013	67.85%	19.05%	64.01%
2014	26.67	17.13	26.95
2015	4.61	14.75	7.35
2016	.64	11.84	1.40
2017	.11	9.36	.17
2018 & beyond	.12	27.87	.12
	100.00%	100.00%	100.00%

              Historically, a majority of the Company's loans have been renewed many months prior to their final contractual maturity dates, and the Company expects this trend to continue in the future.  Accordingly, the above contractual maturities should not be regarded as a forecast of future cash collections.

Cash Collections on Principal:

              During the years ended December 31, 2012 and 2011, cash collections applied to the principal of loans totaled $252,810,438 and $226,770,538, respectively, and the ratios of these cash collections to average net receivables were 67.75% and 65.67%, respectively.

Allowance for Loan Losses:

              The Allowance for Loan Losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio.  Management’s approach to estimating and evaluating the allowance for loan losses is on a total portfolio level based on historical loss trends, bankruptcy trends, the level of receivables at the statement of financial position date, payment patterns and economic conditions primarily including, but not limited to, unemployment levels and gasoline prices.  Historical loss trends are tracked on an on going basis.  The trend analysis includes statistical analysis of the correlation between loan date and charge off date, charge off statistics by the total loan portfolio, and charge off statistics by branch, division and state.  If trends indicate credit losses are increasing or decreasing, Management will evaluate to ensure the allowance for loan losses remains at proper levels.  Delinquency and bankruptcy filing trends are also tracked.  If these trends indicate an adjustment to the allowance for loan losses is warranted, Management will make what it considers to be appropriate adjustments.  The level of receivables at the statement of financial position date is reviewed and adjustments to the allowance for loan losses are made, if Management determines increases or decreases in the level of receivables warrants an adjustment.  The Company uses monthly unemployment statistics, and various other monthly or periodic economic statistics, published by departments of the U.S. government and other economic statistics providers to determine the economic component of the allowance for loan losses.  Such allowance is, in the opinion of Management, sufficiently adequate for probable losses in the current loan portfolio.  As the estimates used in determining the allowance for loan losses are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates.  Actual results could vary based on future changes in significant assumptions.

              Management does not disaggregate the Company’s loan portfolio by loan category when evaluating loan performance.  The total portfolio is evaluated for credit losses based on contractual delinquency, and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the number of installments past due at that time, based on the then-existing terms of the contract.  Accounts are classified in delinquency categories based on the number of days past due.  When three installments are past due, we classify the account as being 60-89 days past due; when four or more installments are past due, we classify the account as being 90 days or more past due.  When a loan becomes five installments past due, it is charged off unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and/or other indicators of collectability.  In connection with any bankruptcy court-initiated repayment plan and as allowed by state regulatory authorities, the Company effectively resets the delinquency rating of each account to coincide with a court initiated repayment plan.  In addition, no installment is counted as being past due if at least 80% of the contractual payment has been paid.  The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

When a loan becomes 60 days or more past due based on its original terms, it is placed in nonaccrual status.  At this time, the accrual of any additional finance charges is discontinued.  Finance charges are then only recognized to the extent there is a loan payment received or until the account qualifies for return to accrual status.  Nonaccrual loans return to accrual status when the loan becomes less than 60 days past due.

  There were no loans past due 60 days or more and still accruing interest at December 31, 2012.  The Company’s principal balances on non-accrual loans by loan class at December 31, 2012 and 2011 are as follows:

Loan Class	December 31, 2012	December 31, 2011

Consumer Loans	$ 31,936,076	$ 28,122,772
Real Estate Loans	1,113,624	1,086,580
Sales Finance Contracts	862,952	981,321
Total	$ 33,912,652	$ 30,190,673

                An age analysis of principal balances past due, segregated by loan class, as of December 31, 2012 and 2011 is as follows:

December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 11,265,415	$ 5,928,748	$ 12,984,546	$ 30,178,709
Real Estate Loans	479,103	201,442	603,585	1,284,130
Sales Finance Contracts	455,619	208,323	389,533	1,053,475
Total ...................................	$ 12,200,137	$ 6,338,513	$ 13,977,664	$ 32,516,314
December 31, 2011

Consumer Loans	$ 9,981,262	$ 5,711,530	$ 11,911,170	$ 27,603,962
Real Estate Loans	455,781	114,885	655,667	1,226,333
Sales Finance Contracts	370,283	204,383	492,427	1,067,093
Total ...................................	$ 10,807,326	$ 6,030,798	$ 13,059,264	$ 29,897,388

                In addition to the delinquency rating analysis, the ratio of bankrupt accounts to our total loan portfolio is also used as a credit quality indicator.  The ratio of bankrupt accounts to total principal loan balances outstanding at December 31, 2012 and December 31, 2011 was 2.64% and 2.78%, respectively.

                Nearly our entire loan portfolio consists of small homgeneious consumer loans (of the product types set forth in the table below).

December 31, 2012	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 405,102,125	90.8%	$ 21,240,441	97.3%
Real Estate Loans	20,340,475	4.5	63,148.3
Sales Finance Contracts	20,915,700	4.7	530,993	2.4
Total .....................................	$ 446,358,300	100.0%	$ 21,834,582	100.0%

December 31, 2011

Consumer Loans	$ 373,198,985	89.9%	$ 21,013,407	96.6%
Real Estate Loans	21,782,247	5.3	75,400.4
Sales Finance Contracts	19,739,191	4.8	669,942	3.0
Total .....................................	$ 414,720,423	100.0%	$ 21,758,749	100.0%

                Sales finance contracts are similar to consumer loans in nature of loan product, terms, customer base to whom these products are marketed, factors contributing to risk of loss and historical payment performance, and together with consumer loans, represented approximately 96% and 95% of the Company’s loan portfolio at December 31, 2012 and 2011, respectively.  As a result of these similarities, which have resulted in similar historical performance, consumer loans and sales finance contracts represent substantially all loan losses.  Real estate loans and related losses have historically been insignificant, and, as a result, we do not stratify the loan portfolio for purposes of determining and evaluating our loan loss allowance.  Due to the composition of the loan portfolio, the Company determines and monitors the allowance for loan losses on a collectively evaluated, single portfolio segment basis.  Therefore, a roll forward of the allowance for loan loss activity at the portfolio segment level is the same as at the total portfolio level.  We have not acquired any impaired loans with deteriorating quality during any period reported.  The following table provides additional information on our allowance for loan losses based on a collective evaluation:

	2012	2011	2010
Allowance For Credit Losses:
Beginning Balance	$ 21,360,085	$ 24,110,085	$ 26,610,085
Provision for Loan Losses	22,484,582	19,008,749	20,907,373
Charge-offs	(30,811,295)	(29,848,682)	(30,586,363)
Recoveries	8,976,713	8,089,933	7,178,990
Ending Balance	$ 22,010,085	$ 21,360,085	$ 24,110,085

	2012	2011	2010
Finance receivables:
Ending balance	$446,358,300	$414,720,423	$388,989,224
Ending balance; collectively evaluated for impairment	$ 446,358,300	$ 414,720,423	$ 388,989,224

              Troubled debt restructurings (“TDRs”) represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties.   Loan modifications by the Company involve payment alterations, interest rate concessions and/ or reductions in the amount owed by the customer.  The following table presents a summary of loans that were restructured during the year ended December 31, 2012.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,584	$ 11,280,800	$ 10,256,084
Real Estate Loans	59	455,019	412,226
Sales Finance Contracts	202	484,991	440,703
Total ...............................................	3,845	$ 12,220,810	$ 11,109,013

TDRs that subsequently defaulted during the year ended December 31, 2012 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	583	$1,171,053
Real Estate Loans	3	10,851
Sales Finance Contracts	28	20,617
Total ...............................................	614	$1,202,521

The following table presents a summary of loans that were restructured during the year ended December 31, 2011.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	3,844	$ 10,009,008	$ 9,007,130
Real Estate Loans	62	411,542	401,625
Sales Finance Contracts	247	445,611	411,778
Total ...............................................	4,153	$ 10,866,161	$ 9,820,533

TDRs that subsequently defaulted during the year ended December 31, 2011 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	643	$ 1,286,829
Real Estate Loans	4	17,534
Sales Finance Contracts	46	66,878
Total ...............................................	693	$ 1,371,241

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for loan losses.